Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 27, 2013
Accounting Policies [Abstract]
Schedule of Useful Lives for Property, Plant and Equipment

as incurred. Depreciation for property, plant and equipment assets, other than land and construction in process, is based upon the following estimated useful lives, using the straight-line method:

Buildings	10 to 50 years
Leasehold improvements	2 to 14 years
Capitalized software	1 to 14 years
Machinery and equipment	3 to 20 years

Schedule of Useful Lives for Finite Lived Intangible Assets

Intangible assets with finite useful lives are subsequently amortized using the straight-line method over the following estimated useful lives of the assets:

Completed technology	5 to 25 years
License agreements	8 to 30 years
Trademarks	30 years